Matthews Emerging Markets Sustainable Future Active ETFMarch 31, 2026
Schedule of Investments (unaudited)

COMMON EQUITIES: 97.1%
	Shares	Value
Taiwan: 21.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	60,000	$3,303,097
Elite Material Co., Ltd.	20,000	1,626,525
Delta Electronics, Inc.	16,000	690,647
Poya International Co., Ltd.	43,421	670,262
AURAS Technology Co., Ltd.	20,000	549,890
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,097	370,731
M31 Technology Corp.	17,800	264,467
Andes Technology Corp.[a]	42,000	225,962
Total Taiwan		7,701,581

India: 19.0%
Bandhan Bank, Ltd.[b,c]	1,049,758	1,564,420
Indus Towers, Ltd.[a]	194,148	855,921
Lenskart Solutions, Ltd.[a]	125,747	661,954
Marico, Ltd.	82,777	642,283
Swiggy, Ltd.[a]	220,168	603,642
Shriram Finance, Ltd.	60,901	559,963
Phoenix Mills, Ltd.	32,841	521,550
Mahindra & Mahindra, Ltd.	16,621	517,772
HDFC Asset Management Co., Ltd.[b,c]	13,881	324,368
Inox Wind, Ltd.[a]	326,955	260,223
UNO Minda, Ltd.	18,044	196,251
NTPC Green Energy, Ltd.[a]	98,483	95,857
Total India		6,804,204

South Korea: 18.5%
Samsung Electronics Co., Ltd.	21,016	2,317,707
Eugene Technology Co., Ltd.	18,971	1,385,192
SK Square Co., Ltd.[a]	4,474	1,376,638
HD Hyundai Electric Co., Ltd.	1,997	1,095,907
Samsung SDI Co., Ltd.[a]	1,670	449,416
Total South Korea		6,624,860

China/Hong Kong: 17.6%
Contemporary Amperex Technology Co., Ltd. A Shares	14,500	843,333
Lam Research Corp.	3,616	772,595
Alibaba Group Holding, Ltd.	47,700	724,000
JD Health International, Inc.[a,b,c]	118,600	711,884
Legend Biotech Corp. ADR[a]	37,540	679,099
Wuxi Biologics Cayman, Inc.[a,b,c]	98,500	414,845
NARI Technology Co., Ltd. A Shares	98,600	371,033
Full Truck Alliance Co., Ltd. ADR	43,332	359,656
Advanced Micro-Fabrication Equipment, Inc. China A Shares	6,845	303,643
Meituan Class Ba,b,c	22,100	233,820
Flat Glass Group Co., Ltd. H Shares[a]	208,000	227,892
BYD Co., Ltd. H Shares	15,400	207,816
Silergy Corp.	19,000	167,000
Medlive Technology Co., Ltd.[b,c]	129,500	140,068
Hong Kong Exchanges & Clearing, Ltd.	2,800	138,782
Total China/Hong Kong		6,295,466

Brazil: 5.0%
B3 SA - Brasil Bolsa Balcao	175,900	619,799
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	12,802	387,944

	Shares	Value
YDUQS Participacoes SA	164,000	$380,325
NU Holdings, Ltd. Class Aa	26,372	378,966
Total Brazil		1,767,034

United States: 3.4%
Micron Technology, Inc.	3,606	1,218,251
Total United States		1,218,251

Turkey: 2.9%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	151,351	663,522
Akbank TAS	258,542	383,628
Total Turkey		1,047,150

Poland: 2.6%
InPost SAa	53,582	930,997
Total Poland		930,997

Romania: 1.9%
Banca Transilvania SA	83,647	676,661
Total Romania		676,661

Greece: 1.9%
Piraeus Bank SA	83,085	668,774
Total Greece		668,774

Argentina: 1.1%
Grupo Financiero Galicia SA ADR	8,351	390,075
Total Argentina		390,075

Indonesia: 0.6%
PT Bank Rakyat Indonesia Persero Tbk	1,106,600	216,833
Total Indonesia		216,833

Saudi Arabia: 0.5%
Saudi Tadawul Group Holding Co.	5,155	192,045
Total Saudi Arabia		192,045

Jordan: 0.3%
Hikma Pharmaceuticals PLC	5,579	92,772
Total Jordan		92,772

Vietnam: 0.2%
Nam Long Investment Corp.	77,934	85,796
Total Vietnam		85,796

TOTAL COMMON EQUITIES		34,712,499
(Cost $27,925,111)

Matthews Emerging Markets Sustainable Future Active ETFMarch 31, 2026
Schedule of Investments (unaudited) (continued)
PREFERRED EQUITIES: 0.6%
	Shares	Value
South Korea: 0.6%
Samsung SDI Co., Ltd., Pfd.[a]	1,643	$228,661
Total South Korea		228,661

TOTAL PREFERRED EQUITIES		228,661
(Cost $198,376)
SHORT-TERM INVESTMENTS: 1.1%
Money Market Funds: 1.1%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 3.55%[d]	387,940	387,940
(Cost $387,940)

Total Investments: 98.8%		35,329,100
(Cost $28,511,427)
CASH AND OTHER ASSETS, LESS LIABILITIES: 1.2%		415,189
Net Assets: 100.0%		$35,744,289

a	Non-income producing security.
b
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
March 31, 2026, the aggregate value is $3,389,405, which is 9.48% of net assets.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
d	Rate shown is the current yield as of March 31, 2026.
ADR	American Depositary Receipt
Pfd.	Preferred
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).